COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities at March 31, 2024:	Amount
2024	$21,882
2025	29,831
2026	30,726
2027	7,738
Total lease payments	90,177
Less: Imputed interest	(7,935)
Present value of lease liabilities	$82,242

Maturity of Lease Liabilities at December 31, 2023:	Amount
2024	$28,962
2025	29,831
2026	30,726
2027	7,738
Total lease payments	97,257
Less: Imputed interest	(9,226)
Present value of lease liabilities	$88,031